Bank Loans and issuance of Debt Securities - Summary of Maturity of Long Term Debt Payable (Detail) $ in Thousands	Dec. 31, 2025 MXN ($)
Disclosure of detailed information about borrowings [Line Items]
Loans	$ 52,997,093
Less Than One Year [member]
Disclosure of detailed information about borrowings [Line Items]
Loans	9,024,828
Less Than Two Years [member]
Disclosure of detailed information about borrowings [Line Items]
Loans	6,767,268
Less Than Three Years [member]
Disclosure of detailed information about borrowings [Line Items]
Loans	10,050,000
Less Than Four Years [member]
Disclosure of detailed information about borrowings [Line Items]
Loans	6,510,536
Later than four years and not later than five years [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans	8,373,668
Later than five years and not later than six years [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans	$ 12,270,793